UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: September 30, 2017

Date of reporting period: March 31, 2017

Item 1. Reports to Stockholders.

Chase
Growth Fund
§
Chase Mid-Cap
Growth Fund

Semi-Annual Report
Dated March 31, 2017

Chase Investment Counsel Corporation
350 Old Ivy Way
Suite 100
Charlottesville, Virginia 22903

Adviser: 434-293-9104
Shareholder Servicing: 888-861-7556
www.chaseinv.com

Chase Funds

May 1, 2017

Dear Fellow Shareholder:

We are pleased to present our combined semi-annual report for the Chase Growth Fund (NASDAQ: CHASX, CHAIX) and the Chase Mid-Cap Growth Fund (NASDAQ: CHAMX, CHIMX) (each, a “Fund” together, the “Funds”) for the fiscal period ended March 31, 2017.  As of March 31, 2017, over 2,000 shareholders had $75 million invested in both classes of the Chase Growth Fund, while the Chase Mid-Cap Growth Fund had assets of $25 million with approximately 900 shareholders in both classes.  We appreciate the trust all of you have placed in our management and we want to extend a special welcome to new shareholders since our November 1, 2016 letter.

Fund Performance Overview

As always, we are “growth at a reasonable price” investors seeking high-quality stocks which we believe are reasonably priced relative to their earnings growth rates.  Our investment process is very disciplined, combining fundamental and technical analysis both to control risk and build sound portfolios.

Returns for the six-month fiscal period ended March 31, 2017 are summarized below.

6 months ended 3/31/17
Chase Growth Fund Class N (CHASX)	+6.19%
Chase Growth Fund Institutional Class (CHAIX)	+6.14%
Russell 1000® Growth Index	+10.01%
S&P 500® Index	+10.12%
Lipper Large Cap Growth Funds Index	+8.13%

6 months ended 3/31/17
Chase Mid-Cap Growth Fund Class N (CHAMX)	+7.98%
Chase Mid-Cap Growth Fund Institutional Class (CHIMX)	+8.05%
Russell Midcap® Growth Index	+7.38%
S&P 500® Index	+10.12%
Lipper Mid-Cap Growth Funds Index	+8.73%

As they have done so since the presidential election, markets continued to climb throughout the first quarter. The S&P 500® Index (the “S&P 500”) rose 6.1%, the Russell 1000® Growth Index rose 8.9% and the Russell Midcap® Growth Index rose 6.9%. From Election Day until the end of the quarter, the S&P 500 was up 10.4% (price only).

Obviously, President Donald Trump’s policy agenda was the main driving force behind the market’s first quarter moves.  The agenda of lower taxes and regulation, new infrastructure and defense spending, and a major overhaul of healthcare legislation led to hopes that earnings growth would accelerate this year and next and those hopes gave rise to the “animal spirts” which drove the market up in the quarter.

The second main factor in the market’s moves was the likely outlook for the U.S. Federal Reserve Board to raise interest rates several times throughout the calendar year, should conditions warrant. We have seen one move up in mid-March. Odds are we shall see two and possibly three additional moves later this year.

The following is a discussion of the components and drivers of the performance of each Fund, as well as how the characteristics of the underlying stocks compare with those in the Russell 1000® Growth Index and the Russell Midcap® Growth Index, respectively.

Chase Funds

Chase Growth Fund

On March 31st, the Chase Growth Fund owned 34 stocks ranging in market capitalization from $4.6 billion (USG Corp.) to $508.9 billion (Microsoft Corp.).

For the six-month fiscal period ended March 31, 2017, the Chase Growth Fund underperformed the Russell 1000® Growth Index and the Lipper Large Cap Growth Funds Index.  Relative performance was helped by the Fund’s underweight position in the Consumer Staples sector and overweight position in the Financials sector, but hurt by its underweight position in the Industrials sector.  Stock selection helped performance in the Financials sector, but detracted from performance in the Consumer Discretionary, Consumer Staples, Health Care, and Technology sectors.  For the six months ended March 31, 2017, the Fund’s five best performing stocks were Broadcom Ltd. +28.9%, Discover Financial Services +25.4%, Applied Materials, Inc. +23.6%, Martin Marietta Materials, Inc. +23.5%, and Time Warner, Inc. +23.4%.  The Fund’s five worst performing stocks were Edwards Lifesciences Corp. -30.0%, Newell Brands, Inc. -12.6%, Amgen, Inc. -12.3%, Eagle Materials, Inc. -10.7% and Foot Locker, Inc. -10.6%.

The Chase Growth Fund’s strongest stocks tell different stories about today’s markets. Bought in the fourth quarter of 2016, Broadcom Ltd. is a semiconductor company.  Strengthening demand for its products in the wired and enterprise storage areas, as well as exposure to longer life-cycle products in the automotive and industrial spaces, have helped drive earnings estimates higher.  Discover Financial Services was bought in the middle of 2016, and it stands to benefit from rising interest rates and potential loosening of regulations in the financial industry.  Like Broadcom Ltd., Applied Materials, Inc., a producer of semiconductor wafer fabrication equipment, is benefitting from the increased use of its product across a wide variety of spaces.

The Chase Growth Fund’s weakest stocks over the past six months were Edwards Lifesciences Corp., Newell Brands, Inc., and Amgen, Inc.  Edwards Lifesciences Corp. sold off after reporting an in-line quarter, a disappointment for a company that had handily beat estimates for the previous three quarters.  Currency headwinds and slowing sales at some of its largest customers hurt Newell Brands, Inc. while Amgen, Inc. suffered after reporting earnings where sales of the company’s newer products failed to meet expectations.

The chart below compares the characteristics of Chase Growth Fund stocks to the stocks in the Russell 1000® Growth Index.  Chase Growth Fund stocks have higher five-year average annual earnings per share (“EPS”) growth rates of 20% versus 14% for the Russell 1000® Growth Index.  They are expected to have earnings growth (based on consensus earnings forecasts for their underlying companies) in 2017 of 17% versus 11%, and revenue growth of 11% versus 10%.  Despite these stronger growth characteristics, they have sold at lower Price-Earnings ratios (“P/E”) than the Russell 1000® Growth Index (22.0X versus 24.4X) based on 2017 estimated earnings.  Relative to their growth rates, we believe the Fund’s stocks are reasonably priced, selling at 1.08 times their five-year historical growth rates compared to 1.69 times for the Russell 1000® Growth Index and 1.26 times their projected one-year growth rates compared to 2.14 times for the Russell 1000® Growth Index.

Chase Funds

March 31, 2017	CHASE GROWTH FUND STOCKS vs. RUSSELL 1000® GROWTH INDEX

Source: Chase Investment Counsel Corporation. This information is based on certain assumptions and historical data. None of the projected information provided (including estimated EPS numbers for 2017) is a prediction of future results for the Fund or companies held in the Fund’s portfolio.

Chase Mid-Cap Growth Fund

On March 31st, the Chase Mid-Cap Growth Fund owned 39 stocks ranging in market capitalization from $1.7 billion (Apogee Enterprises, Inc.) to $17.9 billion (Bard C R, Inc.).

For the six-month fiscal period ended March 31, 2017, the Chase Mid-Cap Growth Fund outperformed the Russell Midcap® Growth Index and underperformed the Lipper Mid-Cap Growth Funds Index.  The Fund’s performance was helped by its overweight position in the Financials sector, but hurt by its overweight position in the Materials sector.  Stock selection was positive in the Technology sector, but negative in the Consumer Discretionary and Energy sectors.

For the six months ended March 31, 2017, the Fund’s five best performing stocks were CommScope Holding Company, Inc. +33.4%, Sterling Bancorp +31.6%, Toro Company +27.8%, VCA, Inc. +27.3%, and Quanta Services, Inc. +26.6%.  The Fund’s five worst performing stocks were DepoMed, Inc. -25.9%, Newfield Exploration Co. -19.1%, INC Research Holdings, Inc. -13.6%, Spectrum Brands Holdings, Inc. -13.5% and Euronet Worldwide, Inc. -12.4%.

CommScope Holding Company, Inc. (“CommScope”), a provider of infrastructure solutions for communications networks, is benefitting from its customers spending to fulfill the need for increased video streaming and upgrades to 5G networks.  Bought in mid-2016, CommScope has been benefitting from both its operating leverage and a pickup in spending by wireless carriers.  Sterling Bancorp (“Sterling”) was also bought in 2016, and the prospect of loosened regulations in the financial sector has driven the entire group higher.  In addition, Sterling announced a merger agreement with Astoria Financial, which is expected to be accretive to earnings and give the company much deeper penetration in the Long Island area.

Among the Fund’s weakest stocks over the past six months, DepoMed, Inc. reported disappointing earnings numbers after the growth rate of their main prescription drugs slowed significantly.  With generic competition looming for almost their entire drug portfolio, earnings estimates for the company were cut considerably.  Despite reporting solid earnings and providing a positive long-term outlook, Newfield Exploration Co. fell after investors expressed concern that it may take longer for the company to realize expected growth rates than originally thought.  Finally, INC Research Holdings, Inc. was sold over concerns that future quarterly revenue and earnings numbers were becoming less visible.

Chase Funds

The chart below compares the characteristics of Chase Mid-Cap Growth Fund stocks to the stocks in the Russell Midcap® Growth Index.  Chase Mid-Cap Growth Fund stocks have higher five-year average annual earnings per share growth rates of 29% versus 16% for the Russell Midcap® Growth Index.  The Fund’s stocks are expected to have earnings growth (based on consensus earnings forecasts for their underlying companies) in 2017 of 21% versus 11%, and revenue growth of 13% versus 10%.  Despite these stronger growth rates, the Fund’s stocks have sold at lower P/E ratios than the Russell Midcap® Growth Index (19.6X versus 24.4X) based on 2017 estimated earnings.  Relative to their growth rates, we believe the Fund’s mid-cap stocks are reasonably priced, selling at 0.69 times their five-year historical growth rates compared to 1.56 times for the Russell Midcap® Growth Index and 0.94 times their projected one-year earnings growth rates compared to 2.13 times for the Russell Midcap® Growth Index.

March 31, 2017	CHASE MID-CAP GROWTH FUND STOCKS VS. RUSSELL MIDCAP® GROWTH INDEX

Source: Chase Investment Counsel Corporation. This information is based on certain assumptions and historical data. None of the projected information provided (including estimated EPS numbers for 2017) is a prediction of future results for the Fund or companies held in the Fund’s portfolio.

Market Outlook

As we enter first quarter earnings season, it is worth contemplating that markets are at somewhat lofty levels. At March’s closing level of 2362.7, the S&P 500 is selling for about 18x 2017 earnings estimates (according to S&P/Capital IQ).  This is not excessive but higher than the average price earnings ratios of the last five, 10, 15 and 20 years (Factset).  According to Yale Professor Robert Shiller his “cyclically adjusted price earnings ratio” is now about 30x, higher only in 1929 and 2000. It suggests, Shiller says, “a dim outlook for the American stock market over the next 10 years or so.”  Let us all hope he is wrong and earnings growth turns out to be better than expected.

Although it is increasingly difficult, we’ve continued to find companies with above-market growth.  Estimated earnings this year for our large cap and mid-cap companies are expected to increase 17% and 22% respectively, yet their price/earnings ratios remain below that of their benchmarks.  We continue to believe good value offers the possibility for growth and downside protection.

Chase Funds

TOP 10 HOLDINGS

Chase Growth Fund			Chase Mid-Cap Growth Fund
1.	UnitedHealth Group, Inc.	4.39%	1.	PRA Health Sciences, Inc.	3.66%
2.	Adobe Systems, Inc.	4.33%	2.	Quanta Services, Inc.	3.57%
3.	Home Depot, Inc.	4.20%	3.	CoreSite Realty Corp.	3.49%
4.	Priceline Group, Inc.	3.88%	4.	Burlington Stores, Inc.	3.30%
5.	Microsoft Corp.	3.56%	5.	Lear Corp	3.16%
6.	Celanese Corp.	3.55%	6.	CommScope Holding Co., Inc.	3.13%
7.	Fiserv, Inc.	3.55%	7.	Ollie’s Bargain Outlet Holdings	3.06%
8.	Visa, Inc.	3.48%	8.	Sterling Bancorp	3.01%
9.	Celgene Corp.	3.47%	9.	Vantiv, Inc.	2.98%
10.	Vantiv, Inc.	3.44%	10.	ON Semiconductor Corp.	2.95%

Peter W. Tuz, CFA	Robert (Buck) C. Klintworth, CMT	Clay J. Sefter
President	Portfolio Manager	Assistant Portfolio Manager

Must be preceded or accompanied by a prospectus.

Past performance does not guarantee future results.

Mutual fund investing involves risk.  Principal loss is possible.  The Chase Mid-Cap Growth Fund invests in mid-cap companies, which involve additional risks such as limited liquidity and greater volatility.  The Chase Funds may invest in foreign securities traded on U.S. exchanges, which involve greater volatility and political, economic and currency risks and differences in accounting methods.  Growth stocks are typically more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

The opinions expressed above are those of the investment adviser, are subject to change, should not be considered investment advice or a recommendation to buy or sell any security, and any forecasts or projections made cannot be guaranteed.

The Russell 1000® Growth Index contains those securities in the Russell 1000® Index with a greater-than-average growth orientation.  Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth rates.

The Russell Midcap® Growth Index is a market capitalization-weighted index that measures the performance of those Russell mid-cap companies with higher price-to-book ratios and higher forecasted growth values.  The stocks are also members of the Russell 1000® Growth Index.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Lipper Large Cap Growth Funds Index is comprised of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index.

The Lipper Mid-Cap Growth Funds Index measures the performance of funds in the midcap growth category as tracked by Lipper, Inc.

You cannot invest directly in an index.

Please note the Chase Funds do not have any sales charges but management fees and other expenses still apply.  Please refer to the prospectus for further details.

Chase Funds

Fund holdings and sector weightings are subject to change and are not a recommendation to buy or sell any security. Please refer to the Schedule of Investments for more information.

Market capitalization (cap) is the market price of an entire company, calculated by multiplying the number of shares outstanding by the price per share.

Earnings growth is the annual rate of growth of earnings from investments.

Earnings growth and EPS growth for a fund holding does not guarantee a corresponding increase in the market price of the holding or the Funds.

Earnings per share (“EPS”) are calculated by taking the total earnings divided by the number of shares outstanding.

The Price Earnings Ratio (P/E) is the price of a stock divided by its earnings per share.

The Chase Funds are distributed by Quasar Distributors, LLC.

Chase Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS at March 31, 2017 (Unaudited)

Chase Growth Fund

Chase Mid-Cap Growth Fund

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Chase Funds

EXPENSE EXAMPLE at March 31, 2017 (Unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/1/16 – 3/31/17).

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses.  Actual net expenses are limited to 1.33% and 1.18% per the operating expenses limitation agreement for the Chase Mid-Cap Growth Fund Class N and Institutional Class, respectively.  Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. The Example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 10/1/16	Value 3/31/17	Period 10/1/16 – 3/31/17*
Chase Growth Fund (Class N)
Actual	$1,000.00	$1,061.90	$6.48
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.34

*
Expenses are equal to the Fund’s annualized expense ratio of 1.26% for the period, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.

Chase Funds

EXPENSE EXAMPLE at March 31, 2017 (Unaudited), Continued

	Beginning Account	Ending Account	Expenses Paid During
	Value 10/1/16	Value 3/31/17	Period 10/1/16 – 3/31/17*
Chase Growth Fund (Institutional Class)
Actual	$1,000.00	$1,061.40	$5.70
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.59

*
Expenses are equal to the Fund’s annualized expense ratio of 1.11% for the period, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.

	Beginning Account	Ending Account	Expenses Paid During
	Value 10/1/16	Value 3/31/17	Period 10/1/16 – 3/31/17*
Chase Mid-Cap Growth Fund (Class N)
Actual	$1,000.00	$1,079.80	$6.90
Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.69

*
Expenses are equal to the Fund’s annualized expense ratio of 1.33% for the period, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.

	Beginning Account	Ending Account	Expenses Paid During
	Value 10/1/16	Value 3/31/17	Period 10/1/16 – 3/31/17*
Chase Mid-Cap Growth Fund (Institutional Class)
Actual	$1,000.00	$1,080.50	$6.12
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$5.94

*
Expenses are equal to the Fund’s annualized expense ratio of 1.18% for the period, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.

Chase Growth Fund

SCHEDULE OF INVESTMENTS at March 31, 2017 (Unaudited)

Shares	COMMON STOCKS: 96.8%	Value

	Air Freight: 3.0%
11,780	FedEx Corp.	$2,298,867

	Auto/Auto Parts: 2.5%
45,100	BorgWarner, Inc.	1,884,729

	Biotechnology: 3.5%
20,960	Celgene Corp.*	2,608,053

	Broadcast Media: 5.1%
31,000	CBS Corp. - Class B	2,150,160
45,600	Comcast Corp. - Class A	1,714,104
		3,864,264

	Building: 2.0%
15,160	Eagle Materials, Inc.	1,472,642

	Building Products: 4.0%
38,800	HD Supply Holdings, Inc.*	1,595,650
44,800	USG Corp.*	1,424,640
		3,020,290

	Chemicals - Specialty: 3.5%
29,700	Celanese Corp. - Series A	2,668,545

	Computer - Semiconductors: 2.5%
48,000	Applied Materials, Inc.	1,867,200

	Computer Software: 9.8%
25,000	Adobe Systems, Inc.*	3,253,250
22,570	CDK Global, Inc.	1,467,276
40,600	Microsoft Corp.	2,673,916
		7,394,442

	Computer Software - Gaming: 1.7%
14,000	Electronic Arts, Inc.*	1,253,280

	Conglomerates: 2.8%
16,810	Honeywell International, Inc.	2,099,065

	Consumer Finance: 1.9%
20,700	Discover Financial Services	1,415,673

	Drugs - Proprietary: 2.9%
41,100	Zoetis, Inc.	2,193,507

The accompanying notes are an integral part of these financial statements.

Chase Growth Fund

SCHEDULE OF INVESTMENTS at March 31, 2017 (Unaudited), Continued

Shares		Value

	Electrical Instruments: 4.2%
23,200	Danaher Corp.	$1,984,296
7,650	Thermo Fisher Scientific, Inc.	1,175,040
		3,159,336

	Finance/Banks: 2.7%
21,520	First Republic Bank	2,018,791

	Finance/Information Services: 10.5%
23,130	Fiserv, Inc.*	2,667,121
40,400	Vantiv, Inc. - Class A*	2,590,448
29,460	Visa, Inc. - Class A	2,618,110
		7,875,679

	Financial Services - Miscellaneous: 2.0%
25,360	Intercontinental Exchange, Inc.	1,518,303

	Food: 2.5%
32,400	Pinnacle Foods, Inc.	1,874,988

	Health Care Benefits: 4.4%
20,110	UnitedHealth Group, Inc.	3,298,241

	Internet Retail: 7.1%
2,710	Amazon.com, Inc.*	2,402,523
1,640	Priceline Group, Inc.*	2,919,151
		5,321,674

	Internet Software & Services: 5.0%
1,869	Alphabet, Inc. - Class A*	1,584,538
15,460	Facebook, Inc. - Class A*	2,196,093
		3,780,631

	Retail - Discount: 2.6%
30,100	Ross Stores, Inc.	1,982,687

	Retail - Home Improvement: 4.2%
21,490	Home Depot, Inc.	3,155,377

	Semiconductors: 3.2%
10,870	Broadcom Ltd.+	2,380,095

The accompanying notes are an integral part of these financial statements.

Chase Growth Fund

SCHEDULE OF INVESTMENTS at March 31, 2017 (Unaudited), Continued

Shares		Value

	Telecommunication Services: 3.2%
57,400	CommScope Holding Co., Inc.*	$2,394,154
	Total Common Stocks (Cost $60,438,530)	72,800,513

	SHORT-TERM INVESTMENTS: 3.3%
2,472,027	Invesco STIT Treasury Portfolio - Institutional Class, 0.59%#	2,472,027
	Total Short-Term Investments (Cost $2,472,027)	2,472,027
	Total Investments in Securities (Cost $62,910,557): 100.1%	75,272,540
	Liabilities in Excess of Other Assets: (0.1)%	(65,891)
	Net Assets: 100.00%	$75,206,649

+	U.S. traded security of a foreign issuer.
*	Non-income producing security.
#	Rate shown is the 7-day annualized yield as of March 31, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Chase Mid-Cap Growth Fund

SCHEDULE OF INVESTMENTS at March 31, 2017 (Unaudited)

Shares	COMMON STOCKS: 96.3%	Value

	Auto/Auto Parts: 5.1%
5,520	Lear Corp.	$781,522
7,700	Tenneco, Inc.	480,634
		1,262,156

	Building: 5.9%
3,500	Eagle Materials, Inc.	339,990
13,400	Masco Corp.	455,466
28,800	PulteGroup, Inc.	678,240
		1,473,696

	Building Products: 6.5%
6,900	Apogee Enterprises, Inc.	411,309
14,500	HD Supply Holdings, Inc.*	596,312
18,700	USG Corp.*	594,660
		1,602,281

	Business Services: 2.9%
7,400	MSCI, Inc.	719,206

	Chemicals - Specialty: 2.6%
7,300	Celanese Corp. - Series A	655,905

	Computer - Peripherals: 1.7%
8,500	Electronics For Imaging, Inc.*	415,055

	Computer - Storage: 2.6%
15,200	NetApp, Inc.	636,120

	Computer Software: 6.6%
10,200	CDK Global, Inc.	663,102
5,235	j2 Global, Inc.	439,269
14,800	SS&C Technologies Holdings, Inc.	523,920
		1,626,291

	Containers: 1.5%
7,600	Berry Plastics Group, Inc.*	369,132

	Electronics: 2.0%
3,100	Littelfuse, Inc.	495,721

	Energy/Alternative: 2.9%
12,700	Ormat Technologies, Inc.	724,916

The accompanying notes are an integral part of these financial statements.

Chase Mid-Cap Growth Fund

SCHEDULE OF INVESTMENTS at March 31, 2017 (Unaudited), Continued

Shares		Value

	Engineering/Construction: 3.6%
23,800	Quanta Services, Inc.*	$883,218

	Finance/Banks: 3.0%
31,500	Sterling Bancorp	746,550

	Finance/Information Services: 3.0%
11,500	Vantiv, Inc. - Class A*	737,380

	Financial Services - Miscellaneous: 2.4%
8,500	Nasdaq, Inc.	590,325

	Food: 2.8%
12,000	Pinnacle Foods, Inc.	694,440

	Health Care Services: 6.5%
13,900	PRA Health Sciences, Inc.*	906,697
7,700	VCA, Inc.*	704,550
		1,611,247

	Industrial Distributors: 1.6%
8,100	Beacon Roofing Supply, Inc.*	398,196

	Leisure Time: 4.0%
10,300	Brunswick Corp.	630,360
3,800	Thor Industries, Inc.	365,294
		995,654

	Machinery: 2.0%
7,960	Toro Co.	497,182

	Medical Supplies: 2.8%
2,830	C.R. Bard, Inc.	703,368

	Personal Care: 1.4%
1,210	Ulta Salon, Cosmetics & Fragrance, Inc.*	345,128

	Real Estate Investment Trust: 3.5%
9,600	CoreSite Realty Corp.	864,480

	Retail - Apparel: 3.3%
8,400	Burlington Stores, Inc.*	817,236

	Retail - Discount: 3.1%
22,600	Ollie’s Bargain Outlet Holdings, Inc.*	757,100

The accompanying notes are an integral part of these financial statements.

Chase Mid-Cap Growth Fund

SCHEDULE OF INVESTMENTS at March 31, 2017 (Unaudited), Continued

Shares		Value

	Semiconductors: 7.7%
11,700	Inphi Corp.*	$571,194
8,300	Microchip Technology, Inc.	612,374
47,100	ON Semiconductor Corp.*	729,579
		1,913,147

	Telecommunication Equipment: 2.2%
10,000	Lumentum Holdings, Inc.*	533,500

	Telecommunication Services: 3.1%
18,600	CommScope Holding Co., Inc.*	775,806
	Total Common Stocks (Cost $20,168,190)	23,844,436

	SHORT-TERM INVESTMENTS: 3.9%
978,682	Invesco STIT Treasury Portfolio - Institutional Class, 0.59%#	978,682
	Total Short-Term Investments (Cost $978,682)	978,682
	Total Investments in Securities (Cost $21,146,872): 100.2%	24,823,118
	Liabilities in Excess of Other Assets: (0.2)%	(59,203)
	Net Assets: 100.00%	$24,763,915

*	Non-income producing security.
#	Rate shown is the 7-day annualized yield as of March 31, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Chase Funds

STATEMENTS OF ASSETS AND LIABILITIES at March 31, 2017 (Unaudited)

	Chase	Chase Mid-Cap
	Growth Fund	Growth Fund
ASSETS
Investments in securities, at value
(identified cost $62,910,557 and $21,146,872, respectively)	$75,272,540	$24,823,118
Receivables
Fund shares issued	14,622	506
Dividends and interest	23,348	16,689
Prepaid expenses	16,386	20,710
Total assets	75,326,896	24,861,023

LIABILITIES
Payables
Due to Adviser	47,965	4,437
Fund shares redeemed	14,612	50,500
Audit fees	10,469	10,469
Shareholder servicing fees	5,418	1,803
Administration and fund accounting fees	14,831	14,767
Transfer agent fees and expenses	10,031	8,499
Custody fees	2,763	426
Legal fees	1,233	518
Chief Compliance Officer fee	1,488	1,488
Printing and mailing expense	11,194	4,201
Accrued expenses	243	—
Total liabilities	120,247	97,108
NET ASSETS	$75,206,649	$24,763,915

The accompanying notes are an integral part of these financial statements.

Chase Funds

STATEMENTS OF ASSETS AND LIABILITIES at March 31, 2017 (Unaudited), Continued

	Chase	Chase Mid-Cap
	Growth Fund	Growth Fund
CALCULATION OF NET ASSET VALUE PER SHARE
Class N Shares
Net assets applicable to shares outstanding	$42,240,208	$13,829,111
Shares issued and outstanding [unlimited number of shares
(par value $0.01) authorized]	3,434,852	362,512
Net asset value, offering and redemption price per share	$12.30	$38.15
Institutional Class Shares
Net assets applicable to shares outstanding	$32,966,441	$10,934,804
Shares issued and outstanding [unlimited number of shares
(par value $0.01) authorized]	2,586,681	282,097
Net asset value, offering and redemption price per share	$12.74	$38.76

COMPONENTS OF NET ASSETS
Paid-in capital	$54,372,235	$19,838,931
Accumulated net investment income/(loss)	16,246	(57,194)
Accumulated net realized gain from investments	8,456,185	1,305,932
Net unrealized appreciation on investments	12,361,983	3,676,246
Net assets	$75,206,649	$24,763,915

The accompanying notes are an integral part of these financial statements.

Chase Funds

STATEMENTS OF OPERATIONS For the Six Months Ended March 31, 2017 (Unaudited)

	Chase	Chase Mid-Cap
	Growth Fund	Growth Fund
INVESTMENT INCOME
Income
Dividends	$466,350	$158,451
Interest	4,462	1,620
Total income	470,812	160,071

Expenses
Advisory fees (Note 4)	285,309	88,264
Administration and fund accounting fees (Note 4)	45,170	45,164
Shareholder servicing fees - Class N Shares (Note 5)	32,792	10,616
Transfer agent fees and expenses (Note 4)	31,429	25,268
Registration fees	15,012	13,779
Audit fees	10,472	10,472
Custody fees (Note 4)	8,322	3,873
Printing and mailing expense	6,218	2,520
Trustees fees	5,335	5,347
Legal fees	4,873	4,135
Chief Compliance Officer fee (Note 4)	4,488	4,488
Miscellaneous	3,655	2,137
Insurance expense	1,491	965
Total expenses	454,566	217,028
Less: Fees waived by Adviser (Note 4)	—	(67,544)
Net expenses	454,566	149,484
Net investment income	16,246	10,587

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain from investments	10,093,224	1,836,947
Net change in unrealized appreciation on investments	(5,698,205)	(33,860)
Net realized and unrealized gain on investments	4,395,019	1,803,087
Net Increase in Net Assets Resulting from Operations	$4,411,265	$1,813,674

The accompanying notes are an integral part of these financial statements.

Chase Funds

(This Page Intentionally Left Blank.)

Chase Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2017	Year Ended
	(Unaudited)	Sept. 30, 2016
NET INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$16,246	$2,998
Net realized gain from investments	10,093,224	6,152,178
Net change in unrealized appreciation/(depreciation)
on investments	(5,698,205)	1,636,359
Net increase in net assets resulting from operations	4,411,265	7,791,535

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain on investments
Class N Shares	(3,784,621)	(5,493,010)
Institutional Class Shares	(2,682,684)	(2,955,870)
Total distributions to shareholders	(6,467,305)	(8,448,880)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived
from net change in outstanding shares (a)	(3,368,197)	(7,658,946)
Total decrease in net assets	(5,424,237)	(8,316,291)

NET ASSETS
Beginning of period	80,630,886	88,947,177
End of period	$75,206,649	$80,630,886
Accumulated net investment income	$16,246	$—

The accompanying notes are an integral part of these financial statements.

Chase Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

Class N Shares
	Six Months Ended
	March 31, 2017		Year Ended
	(Unaudited)		Sept. 30, 2016
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	75,052	$900,357	171,138	$2,103,462
Shares issued on reinvestments
of distributions	312,567	3,644,529	424,083	5,271,347
Shares redeemed*	(720,188)	(8,615,299)	(1,383,987)	(17,203,899)
Net decrease	(332,569)	$(4,070,413)	(788,766)	$(9,829,090)
* Net of redemption fees of		$726		$207

Institutional Class Shares
	Six Months Ended
	March 31, 2017		Year Ended
	(Unaudited)		Sept. 30, 2016
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	126,612	$1,611,957	151,202	$1,919,154
Shares issued on reinvestments
of distributions	190,206	2,297,686	193,867	2,483,431
Shares redeemed*	(261,951)	(3,207,427)	(171,658)	(2,232,441)
Net increase	54,867	$702,216	173,411	$2,170,144
* Net of redemption fees of		$—		$88

The accompanying notes are an integral part of these financial statements.

Chase Mid-Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2017	Year Ended
	(Unaudited)	Sept. 30, 2016
NET INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income/(loss)	$10,587	$(86,793)
Net realized gain from investments	1,836,947	3,050,194
Net change in unrealized
appreciation/(depreciation) on investments	(33,860)	(575,678)
Net increase in net assets resulting from operations	1,813,674	2,387,723

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain on investments
Class N Shares	(2,153,170)	(1,583,275)
Institutional Class Shares	(1,127,649)	(675,211)
Total distributions to shareholders	(3,280,819)	(2,258,486)

CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived
from net change in outstanding shares (a)	2,692,896	(3,930,186)
Total increase/(decrease) in net assets	1,225,751	(3,800,949)

NET ASSETS
Beginning of period	23,538,164	27,339,113
End of period	$24,763,915	$23,538,164
Accumulated net investment loss	$(57,194)	$(67,781)

The accompanying notes are an integral part of these financial statements.

Chase Mid-Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

Class N Shares

	Six Months Ended
	March 31, 2017		Year Ended
	(Unaudited)		Sept. 30, 2016
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	13,763	$528,891	15,375	$604,181
Shares issued on reinvestments
of distributions	56,779	2,078,667	36,855	1,492,623
Shares redeemed*	(61,380)	(2,373,760)	(160,964)	(6,429,648)
Net increase/(decrease)	9,162	$233,798	(108,734)	$(4,332,844)
* Net of redemption fees of		$2		$273

Institutional Class Shares
	Six Months Ended
	March 31, 2017		Year Ended
	(Unaudited)		Sept. 30, 2016
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	88,458	$3,317,700	15,950	$639,607
Shares issued on reinvestments
of distributions	25,475	947,151	14,087	577,143
Shares redeemed	(42,437)	(1,805,753)	(19,003)	(814,092)
Net increase	71,496	$2,459,098	11,034	$402,658

The accompanying notes are an integral part of these financial statements.

Chase Growth Fund

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Class N Shares

	Six Months
	Ended
	March 31, 2017		Year Ended September 30,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning of period	$12.63		$12.74	$14.76	$15.77	$19.94	$16.10
Income from investment operations:
Net investment income/(loss)(1)	0.00	(2)	(0.01)	(0.03)	(0.07)	0.01	(0.05)
Net realized and unrealized gain on
investments and written options	0.72		1.16	0.52	3.00	1.80	4.15
Total from investment operations	0.72		1.15	0.49	2.93	1.81	4.10
Less distributions:
From net investment income	—		—	—	—	(0.06)	—
From net realized
gain on investments	(1.05)		(1.26)	(2.51)	(3.94)	(5.92)	(0.26)
Total distributions	(1.05)		(1.26)	(2.51)	(3.94)	(5.98)	(0.26)
Paid-in capital from
redemption fees(1)(2)	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$12.30		$12.63	$12.74	$14.76	$15.77	$19.94

Total return	6.19	%(3)	9.15%	3.70%	21.66%	14.38%	25.74%

Ratios/supplemental data:
Net assets, end of period (thousands)	$42,240		$47,601	$58,061	$70,734	$74,640	$91,843
Ratio of expenses to
average net assets	1.26	%(4)	1.27%	1.29%	1.33%	1.40%	1.33%
Ratio of net investment income/(loss)
to average net assets	(0.02	%)(4)	(0.07%)	(0.22%)	(0.46%)	0.08%	(0.27%)
Portfolio turnover rate	61.77	%(3)	45.80%	40.05%	78.37%	119.95%	47.09%

(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

Chase Growth Fund

FINANCIAL HIGHLIGHTS, Continued

For a share outstanding throughout each period

Institutional Class Shares

	Six Months
	Ended
	March 31, 2017		Year Ended September 30,
	(Unaudited)		2016		2015	2014		2013	2012
Net asset value, beginning of period	$13.05		$13.10		$15.06	$15.99		$20.10	$16.19
Income from investment operations:
Net investment income/(loss)(1)	0.01		0.02		0.00 (2)	(0.03)		0.07	0.00 (2)
Net realized and unrealized gain on
investments and written options	0.73		1.19		0.55	3.04		1.81	4.17
Total from investment operations	0.74		1.21		0.55	3.01		1.88	4.17
Less distributions:
From net investment income	—		—		—	—		(0.07)	—
From net realized
gain on investments	(1.05)		(1.26)		(2.51)	(3.94)		(5.92)	(0.26)
Total distributions	(1.05)		(1.26)		(2.51)	(3.94)		(5.99)	(0.26)
Paid-in capital from redemption fees	—		0.00	(1)(2)	—	0.00	(1)(2)	—	—
Net asset value, end of period	$12.74		$13.05		$13.10	$15.06		$15.99	$20.10

Total return	6.14	%(3)	9.38%		4.07%	21.90%		14.69%	26.04%

Ratios/supplemental data:
Net assets, end of period (thousands)	$32,967		$33,030		$30,886	$27,359		$30,249	$59,160
Ratio of expenses to
average net assets	1.11	%(4)	1.07%		1.04%	1.08%		1.15%	1.08%
Ratio of net investment income/(loss)
to average net assets	0.13	%(4)	0.13%		0.03%	(0.21%)		0.45%	(0.01%)
Portfolio turnover rate	61.77	%(3)	45.80%		40.05%	78.37%		119.95%	47.09%

(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

Chase Mid-Cap Growth Fund

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Class N Shares

	Six Months
	Ended
	March 31, 2017		Year Ended September 30,
	(Unaudited)		2016		2015		2014	2013		2012
Net asset value, beginning of period	$41.54		$41.19		$45.62		$46.52	$37.70		$31.46
Income from investment operations:
Net investment income/(loss)(1)	0.01		(0.16)		(0.26)		(0.36)	(0.24)		(0.38)
Net realized and unrealized
gain on investments	3.03		4.11		1.01		4.27	9.89		6.61
Total from investment operations	3.04		3.95		0.75		3.91	9.65		6.23
Less distributions:
From net realized
gain on investments	(6.43)		(3.60)		(5.18)		(4.82)	(0.83)		—
Total distributions	(6.43)		(3.60)		(5.18)		(4.82)	(0.83)		—
Paid-in capital from redemption fees	0.00	(1)(2)	0.00	(1)(2)	0.00	(1)(2)	0.01 (1)	0.00	(1)(2)	0.01 (1)
Net asset value, end of period	$38.15		$41.54		$41.19		$45.62	$46.52		$37.70

Total return	7.98	%(3)	9.80%		1.89%		8.53%	26.15%		19.83%

Ratios/supplemental data:
Net assets, end of period (thousands)	$13,829		$14,677		$19,035		$28,971	$28,565		$28,252
Ratio of expenses including interest
expense to average net assets:
Before fee waiver	1.91	%(4)	1.88%		1.76%		1.69%	1.77%		1.77%
After fee waiver	1.33	%(4)	1.38	%(6)	1.43%		1.43%	1.47	%(5)	1.48%
Ratio of net investment income/(loss)
including interest expense
to average net assets:
Before fee waiver	(0.53	%)(4)	(0.91%)		(0.91%)		(1.03%)	(0.90%)		(1.31%)
After fee waiver	0.05	%(4)	(0.41%)		(0.58%)		(0.77%)	(0.60%)		(1.02%)
Portfolio turnover rate	81.45	%(3)	89.68%		50.61%		110.93%	109.96%		115.01%

(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01.
(3)	Not annualized.
(4)	Annualized.
(5)	Effective June 30, 2013, the Adviser contractually agreed to lower the net annual operating expense cap to 1.43%.
(6)	Effective April 1, 2016, the Adviser contractually agreed to lower the net annual operating expense cap to 1.33%.

The accompanying notes are an integral part of these financial statements.

Chase Mid-Cap Growth Fund

FINANCIAL HIGHLIGHTS, Continued

For a share outstanding throughout each period

Institutional Class Shares

	Six Months
	Ended							February 2, 2012(1)
	March 31, 2017		Year Ended September 30,					through
	(Unaudited)		2016	2015	2014	2013		September 30, 2012
Net asset value,
beginning of period	$42.08		$41.61	$45.92	$46.70	$37.75		$36.15
Income from
investment operations:
Net investment
income/(loss)(2)	0.03		(0.09)	(0.14)	(0.24)	(0.15)		(0.18)
Net realized and unrealized
gain on investments	3.08		4.16	1.01	4.28	9.93		1.78
Total from
investment operations	3.11		4.07	0.87	4.04	9.78		1.60
Less distributions:
From net realized
gain on investments	(6.43)		(3.60)	(5.18)	(4.82)	(0.83)		—
Total distributions	(6.43)		(3.60)	(5.18)	(4.82)	(0.83)		—
Net asset value, end of period	$38.76		$42.08	$41.61	$45.92	$46.70		$37.75

Total return	8.05	%(3)	10.01%	2.17%	8.78%	26.47%		4.43	%(3)

Ratios/supplemental data:
Net assets,
end of period (thousands)	$10,935		$8,861	$8,304	$6,121	$4,701		$4,255
Ratio of expenses including
interest expense to
average net assets:
Before fee waiver	1.76	%(4)	1.69%	1.52%	1.44%	1.52%		1.52	%(4)
After fee waiver	1.18	%(4)	1.18%	1.18%	1.18%	1.22	%(6)	1.23	%(4)
Ratio of net investment
income/(loss) including interest
expense to average net assets:
Before fee waiver	(0.43	%)(4)	(0.72%)	(0.65%)	(0.78%)	(0.67%)		(1.03	%)(4)
After fee waiver	0.15	%(4)	(0.21%)	(0.31%)	(0.52%)	(0.37%)		(0.74	%)(4)
Portfolio turnover rate	81.45	%(3)	89.68%	50.61%	110.93%	109.96%		115.01	%(5)

(1)	Commencement of operations.
(2)	Based on average shares outstanding.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover rate calculated for the year ended September 30, 2012.
(6)	Effective June 30, 2013, the Adviser contractually agreed to lower the net annual operating expense cap to 1.18%.

The accompanying notes are an integral part of these financial statements.

Chase Funds

NOTES TO FINANCIAL STATEMENTS at March 31, 2017 (Unaudited)

NOTE 1 – ORGANIZATION

The Chase Growth Fund and the Chase Mid-Cap Growth Fund (each a “Fund” and collectively, the “Funds”) are each a series of shares of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.  The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

The Chase Growth Fund (the “Growth Fund”) is a diversified fund.  The investment objective of the Growth Fund is growth of capital.  The Growth Fund commenced operations on December 2, 1997.  Prior to January 29, 2007, the shares of the Growth Fund had no specific designation.  As of that date, all of the then outstanding shares were redesignated as Class N shares.  As part of its multiple class plan, the Growth Fund also offers Substantial Investor Class shares, which commenced operations on January 29, 2007.  The Substantial Investor Class shares were renamed Institutional Class shares effective January 28, 2012.  Because the fees and expenses vary between the Class N shares and the Institutional Class shares, performance will vary with respect to each class.  Under normal conditions, the Institutional Class shares are expected to have lower expenses than the Class N shares which will result in higher total returns.

The Chase Mid-Cap Growth Fund (the “Mid-Cap Fund”) is also a diversified fund.  The investment objective of the Mid-Cap Fund is to seek to achieve capital appreciation.  Prior to January 28, 2009, the Mid-Cap Fund’s shares were designated as Class A shares.  As of that date, all of the then outstanding shares were redesignated as Class N shares.  The Class N shares commenced operations on September 1, 2002.  The Institutional Class shares commenced operations on February 2, 2012.

All classes of the Growth Fund and the Mid-Cap Fund are offered through approved financial supermarkets, investment advisors and consultants, financial planners, broker-dealers and other investment professionals and their agents. Institutional Class shares of the Growth Fund and the Mid-Cap Fund are offered to a limited category of investors, most notably to shareholders whose cumulative investment in each Fund exceeds $1 million.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

Chase Funds

NOTES TO FINANCIAL STATEMENTS at March 31, 2017 (Unaudited), Continued

B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2014 – 2016, or expected to be taken in the Funds’ 2017 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions:  Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among the funds in the Trust based on the fund’s respective net assets, or by other equitable means.

The Funds distribute substantially all net investment income, if any, and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United

Chase Funds

NOTES TO FINANCIAL STATEMENTS at March 31, 2017 (Unaudited), Continued

States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
Redemption Fees:  The Funds charge a 2% redemption fee to shareholders who redeem shares held for 60 days or less.  Such fees are retained by the Fund and accounted for as an addition to paid-in capital.  The Growth Fund and the Mid-Cap Fund retained redemption fees of $726 and $2, respectively, during the six months ended March 31, 2017.

G.
REITs: The Funds can make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  Each Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

H.
Derivative Instruments: The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Funds are subject to equity price risk in the normal course of pursuing their investment objectives.  The Funds can enter into written call options to hedge against changes in the value of equities.  The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income.  With options, there is minimal counterparty credit risk to the Funds since the options are covered or secured, which means that the Funds will own the underlying security or, to the extent they do not hold the security, will maintain liquid assets consisting of cash, short-term securities, or equity or debt securities equal to the market value of the security underlying the option, marked to market daily.

Chase Funds

NOTES TO FINANCIAL STATEMENTS at March 31, 2017 (Unaudited), Continued

The Funds may write call options on portfolio securities or securities indices.  As the writer of a call option, the Funds have the obligation to sell the security at the exercise price during the exercise period in the event the option is exercised.  When a call option is written, an amount equal to the premium received is recorded as a liability.  The liability is marked-to-market daily to reflect the current fair value of the written option.  When a written option expires, a gain is realized in the amount of the premium originally received.  If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction.  If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.  The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds did not enter into written options transactions during the six months ended March 31, 2017.

I.
New Accounting Pronouncement: In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

J.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of March 31, 2017, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted

Chase Funds

NOTES TO FINANCIAL STATEMENTS at March 31, 2017 (Unaudited), Continued

prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – The Funds’ investments are carried at fair value. Equity securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Options – Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchanges where the option is traded.  Exchange-traded options that are actively traded are categorized in level 1 of the fair value hierarchy.

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Chase Funds

NOTES TO FINANCIAL STATEMENTS at March 31, 2017 (Unaudited), Continued

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of March 31, 2017:

Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$16,208,731	$—	$—	$16,208,731
Consumer Staples	1,874,988	—	—	1,874,988
Financials	4,952,767	—	—	4,952,767
Health Care	11,259,137	—	—	11,259,137
Industrials	7,418,222	—	—	7,418,222
Materials	4,141,187	—	—	4,141,187
Technology	26,945,481	—	—	26,945,481
Total Common Stocks	72,800,513	—	—	72,800,513
Short-Term Investments	2,472,027	—	—	2,472,027
Total Investments in Securities	$75,272,540	$—	$—	$75,272,540

Mid-Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$4,855,514	$—	$—	$4,855,514
Consumer Staples	694,440	—	—	694,440
Financials	2,056,081	—	—	2,056,081
Health Care	2,314,615	—	—	2,314,615
Industrials	3,836,343	—	—	3,836,343
Materials	1,365,027	—	—	1,365,027
Real Estate	864,480	—	—	864,480
Technology	7,133,020	—	—	7,133,020
Utilities	724,916	—	—	724,916
Total Common Stocks	23,844,436	—	—	23,844,436
Short-Term Investments	978,682	—	—	978,682
Total Investments in Securities	$24,823,118	$—	$—	$24,823,118

Refer to the Funds’ schedules of investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at March 31, 2017, the end of the reporting period.  The Funds recognized no transfers to/from level 1 or level 2. There were no level 3 securities held in the Funds during the six months ended March 31, 2017.

Chase Funds

NOTES TO FINANCIAL STATEMENTS at March 31, 2017 (Unaudited), Continued

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended March 31, 2017, Chase Investment Counsel Corporation (the “Adviser”) provided the Funds with investment management services under each Fund’s investment advisory agreement. The Adviser furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 0.75% based upon the average daily net assets of each Fund. For the six months ended March 31, 2017, the Growth Fund and the Mid-Cap Fund incurred $285,309 and $88,264 in advisory fees, respectively.

Each Fund is responsible for its own operating expenses.  The Adviser has agreed to reduce fees payable to it by the Growth Fund and to pay the Fund’s operating expenses to the extent necessary to limit the Growth Fund’s aggregate annual operating expenses to 1.30% and 1.15% of average daily net assets, excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses, of the Class N shares and the Institutional shares, respectively.  The Adviser has also agreed to reduce fees payable to it by the Mid-Cap Fund and to pay the Fund’s operating expenses to the extent necessary to limit the Mid-Cap Fund’s aggregate annual operating expenses to 1.33% and 1.18% of average daily net assets, excluding acquired fund fees and expenses, interest taxes and extraordinary expenses, of the Class N shares and the Institutional shares, respectively.  Any such reductions made by the Adviser in its fees or payment of expenses which are a Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on the Fund’s expenses. The Adviser is permitted to be reimbursed for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to a Fund’s payment of current ordinary operating expenses. For the six months ended March 31, 2017, the Adviser reduced its fees and absorbed Fund expenses in the amount of $0 and $67,544 in the Growth Fund and the Mid-Cap Fund, respectively.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $396,025 at March 31, 2017 in the Mid-Cap Fund.  Cumulative expenses subject to recapture expire as follows:

Mid-Cap Fund

Year	Amount
2017	$96,176
2018	105,185
2019	127,120
2020	67,544
$396,025

Chase Funds

NOTES TO FINANCIAL STATEMENTS at March 31, 2017 (Unaudited), Continued

U.S. Bancorp Fund Services, LLC (the “Administrator” or “USBFS”) acts as the Funds’ Administrator under an administration agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.

For the six months ended March 31, 2017, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

	Growth Fund	Mid-Cap Fund
Administration and Fund Accounting	$45,170	$45,164
Transfer Agency (excludes out-of-pocket expenses)	23,428	21,693
Custody	8,322	3,873
Chief Compliance Officer	4,488	4,488

At March 31, 2017, the Funds had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

	Growth Fund	Mid-Cap Fund
Administration and Fund Accounting	$14,831	$14,767
Transfer Agency (excludes out-of-pocket expenses)	8,014	7,475
Custody	2,763	426
Chief Compliance Officer	1,488	1,488

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are employees of the Administrator.  The Trust’s Chief Compliance Officer is also an employee of USBFS.  A Trustee of the Trust is affiliated with USBFS and U.S. Bank N.A.  This same Trustee is an interested person of the Distributor.

NOTE 5 – SHAREHOLDER SERVICING FEE

The Growth Fund and the Mid-Cap Fund have entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which Growth Fund Class N shares and the Mid-Cap Fund Class N shares may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each Fund’s respective class. Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds.  The

Chase Funds

NOTES TO FINANCIAL STATEMENTS at March 31, 2017 (Unaudited), Continued

services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request.  For the six months ended March 31, 2017, the Growth Fund Class N shares and the Mid-Cap Fund Class N shares incurred shareholder servicing fees of $32,792 and $10,616 under the Agreement, respectively.

NOTE 6 – SECURITIES TRANSACTIONS

For the six months ended March 31, 2017, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Growth Fund	$45,539,855	$55,281,680
Mid-Cap Fund	18,496,587	18,413,947

NOTE 7 – LINES OF CREDIT

The Growth Fund and the Mid-Cap Fund had lines of credit in the amount of $10,000,000 and $2,300,000, respectively.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, U.S. Bank N.A.  The Funds did not draw upon their lines of credit during the six months ended March 31, 2017.  At March 31, 2017, the Funds had no outstanding loan amounts.

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) can differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred and losses realized subsequent to October 31 on the sale of securities.

The tax character of distributions paid by the Growth Fund and the Mid-Cap Fund during the six months ended March 31, 2017 and the year ended September 30, 2016 was as follows:

Growth Fund

	Six Months Ended	Year Ended
	March 31, 2017	September 30, 2016
Ordinary income	$—	$—
Long-term capital gains	6,467,305	8,448,880

Chase Funds

NOTES TO FINANCIAL STATEMENTS at March 31, 2017 (Unaudited), Continued

Mid-Cap Fund

	Six Months Ended	Year Ended
	March 31, 2017	September 30, 2016
Ordinary income	$—	$381,951
Long-term capital gains	3,280,819	1,876,535

As of September 30, 2016, the most recently completed fiscal year end, the components of capital on a tax basis were as follows:

	Growth Fund	Mid-Cap Fund
Cost of investments (a)	$62,682,448	$19,059,547
Gross unrealized appreciation	18,530,560	3,926,718
Gross unrealized depreciation	(470,372)	(216,612)
Net unrealized appreciation (a)	18,060,188	3,710,106
Undistributed ordinary income	—	—
Undistributed long-term capital gain	4,830,266	2,749,804
Total distributable earnings	4,830,266	2,749,804
Other accumulated gains/(losses)	—	(67,781)
Total accumulated earnings/(losses)	$22,890,454	$6,392,129

(a)	The book basis and tax basis net unrealized appreciation in each Fund is the same.

At September 30, 2016, the Mid-Cap Fund deferred, on a tax basis, ordinary late year losses of $67,781.

NOTE 9 – REPORT OF THE TRUST’S SPECIAL SHAREHOLDER MEETING

A Special Meeting of Shareholders (the “Meeting”) took place on March 3, 2017, to elect one new Trustee to the Board and to ratify the prior appointment of two current Trustees of the Board.

All Trust shareholders of record, in the aggregate across all Funds of the Trust, were entitled to attend or submit proxies.  As of the applicable record date, the Trust had 315,776,916 shares outstanding.  The results of the voting for each proposal were as follows:

Chase Funds

NOTES TO FINANCIAL STATEMENTS at March 31, 2017 (Unaudited), Continued

Proposal No. 1.   Election of One New Trustee

Nominee	For Votes	Votes Withheld
David G. Mertens	206,896,354	1,556,814

Proposal No. 2.   Ratification of the Prior Appointment of Two Current Trustees of the Board

Current Trustee	For Votes	Votes Withheld
Gail S. Duree	205,321,820	3,131,348
Raymond B. Woolson	206,321,270	2,131,897

Effective March 3, 2017, the Board of Trustees of Advisors Series Trust consists of the following individuals:

Gail S. Duree, Independent Trustee	Joe D. Redwine, Interested Trustee
David G. Mertens, Independent Trustee	George T. Wofford, Independent Trustee
George J. Rebhan, Independent Trustee	Raymond B. Woolson, Independent Trustee

Effective March 13, 2017, following Mr. Wofford’s resignation, the Board of Trustees of Advisors Series Trust consists of the following individuals:

Gail S. Duree, Independent Trustee	Joe D. Redwine, Interested Trustee
David G. Mertens, Independent Trustee	Raymond B. Woolson, Independent Trustee
George J. Rebhan, Independent Trustee

NOTE 10 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

•	Non-U.S. Security Risk – Non-U.S. investments, such as ADRs, may involve financial, economic or political risks not ordinarily associated with the securities of U.S. issuers.

•
Defensive Position Risk – If the Funds take a temporary defensive position in response to adverse market, political, economic or other conditions, the Funds may not achieve their investment objective.  For example, should the market advance during this period, the Funds may not participate as much as they would have if they had been more fully invested.

•
Medium-Sized Company Risk (Mid-Cap Fund Only) – A mid-cap company may be more vulnerable to adverse business or economic events than stocks of larger companies.  These stocks present greater risks than securities of larger, more diversified companies.

Chase Funds

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-861-7556 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Chase Funds

NOTICE TO SHAREHOLDERS at March 31, 2017 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-861-7556 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30, 2016

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-888-861-7556.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available, upon request, by calling 1-888-861-7556.

Chase Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting held on December 7-8, 2016, the Board (which is comprised of five persons, four of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved the continuance of the investment advisory agreements (the “Advisory Agreements”) between Advisors Series Trust (the “Trust”) and Chase Investment Counsel Corporation (the “Adviser”) for another annual term for the Chase Growth Fund and Chase Mid-Cap Growth Fund (together, the “Funds”).  At this meeting, and at a prior meeting held on October 11-12, 2016, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreements.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreements:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENTS.  The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer, the Adviser’s compliance record, and the Adviser’s disaster recovery/business continuity plan.  The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser to discuss the Funds’ performance and investment outlook as well as various marketing and compliance topics, including the Adviser’s risk management process.  The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreements and that the nature, overall quality and extent of such management services are satisfactory.

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Funds as of June 30, 2016 on both an absolute basis and in comparison to its peer funds utilizing Lipper and Morningstar classifications and appropriate securities benchmarks.  While the Board considered both short-term and long-term performance, it

Chase Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited), Continued

placed greater emphasis on longer term performance.  When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of the Funds, as well as their level of risk tolerance, may differ significantly from funds in the peer universe.  In considering each Fund’s performance, the Trustees placed greater emphasis on performance against peers as opposed to the unmanaged benchmark indices.

Chase Growth Fund:  The Board noted that the Fund’s performance, with regard to its Lipper comparative universe, was above its peer group median for the three-year and five-year periods and below its peer group median for the one-year and ten-year periods.

The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median for the three-year and five-year periods, slightly below its peer group median for the one-year period and below its peer group median for the ten-year period.

The Board also considered the Fund’s performance compared to the Adviser’s similarly managed accounts.  The Board noted that the Adviser attributed the periods of underperformance between the Fund and similarly managed accounts to be the result of cash flows out of the Fund during those time periods and the fact that the Adviser’s remaining client accounts in its tax-exempt institutional composite are, on average, paying a lower management fee than the Fund due to their size.  The Board also considered the performance of the Fund against broad-based securities market benchmarks.

Chase Mid-Cap Growth Fund: The Board noted that the Fund’s performance, with regard to its Lipper comparative universe, was above its peer group median for all relevant periods.

The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median for all relevant periods.

The Board also considered the Fund’s slight underperformance for all periods compared to the Adviser’s similarly managed accounts and considered the reasons for that underperformance.  The Board noted that the Adviser attributed the differences in performance between the Fund and similarly managed accounts to a higher net expense ratio for the Fund compared to the separate accounts.  The Board also considered the performance of the Fund against broad-based securities market benchmarks.

Chase Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited), Continued

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENTS.  In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to the peer funds and the Adviser’s similarly managed separate accounts for other types of clients, as well as expense waivers and reimbursements for the Chase Mid-Cap Growth Fund.  When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.  The Board found that the advisory fees charged to the Funds were generally in line with or comparable to the advisory fees charged by the Adviser to its similarly managed separate account clients, and to the extent fees charged to the Funds were higher than for similarly managed accounts of similar size, it was largely a reflection of the greater costs to the Adviser of managing the Funds.

Chase Growth Fund:  The Board noted that the Adviser has implemented expense caps for the Class N shares and the Institutional Class shares at 1.30% and 1.15%, respectively, (the “Expense Caps”).  The Board noted that the Fund’s total expense ratio for Institutional Class shares was below the median and the average of its peer group, and the Fund’s total expense ratio for Class N shares was above the median and average of its peer group.  Additionally, the Board considered that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the total expense ratio for the Institutional Class shares was below the median and average of this segment of the peer group and the total expense ratio for the Class N shares was above the median and below the average of this segment of the peer group.  The Board also noted that the contractual advisory fee was above the median and average of its peer group and when adjusted to include only funds with similar asset sizes the advisory fee was equal to its peer group median and slightly below the peer group average.  The Board also took into consideration the services the Adviser provided to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board noted that the advisory fees charged to the Advisor’s similarly managed separate accounts were in line with or comparable to the Adviser’s advisory fee charged to the Fund, and the Board also considered differences in services provided to those accounts as well as other factors that were relevant in explaining differences in fees.

Chase Mid-Cap Growth Fund:  The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 1.33% for Class N shares and 1.18% for Institutional Class shares (the “Expense Caps”).  The Board noted that the Fund’s total expense ratio for Institutional Class shares was below the median and average

Chase Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited), Continued

of its peer group, and that the total expense ratio for Class N shares was above the median and average of its peer group.  Additionally, the Board considered that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the total expense ratio for the Institutional Class shares was below the median and average of this segment of its peer group and the total expense ratio for the Class N shares was above the median and average of this segment of its peer group.  The Board noted that the Fund’s contractual advisory fee was equal to its peer group median and was slightly below the peer group average.  The Board also noted the Fund’s contractual advisory fee when adjusted to include only funds with similar asset sizes was equal to the peer group median and slightly below the peer group average.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Caps, the net advisory fees received by the Adviser from the Fund during the most recent fiscal year were significantly below the peer group median and average, as well as the average of the Fund’s peer group when adjusted to include only funds with similar asset sizes.  The Board also took into consideration the services the Adviser provided to its similarly managed account clients, comparing the advisory fees charged for those management services to the management fees charged to the Fund.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

4.
ECONOMIES OF SCALE.  The Board also considered that prior economies of scale had been realized from the increase in assets in the Growth Fund and had been shared with the Fund in the way of reduced fund expenses.  The Board considered that the Growth Fund had decreased significantly in size but that any future economies of scale realized by future growth in assets by either Fund would be expected to again be shared with the Funds.  The Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse the Funds’ expenses so that the Funds do not exceed their specified Expense Caps.  The Board concluded that there were no effective economies of scale to be shared with the Funds at current asset levels, but indicated they would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels increased.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds.  The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional benefits derived by the Adviser from its relationship with the Funds, including “soft dollar” benefits that may be received by the Adviser in exchange for Fund brokerage.  The Board also considered that the Funds do not charge a Rule 12b-1 fee.  The Board also reviewed

Chase Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited), Continued

information regarding fee offsets for separate accounts invested in the Funds and determined that the Adviser was not receiving an advisory fee both at the separate account and at the Fund level for these accounts, and as a result was not receiving additional fall-out benefits from these relationships.  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreements was not excessive.  The Board also considered the financial condition of the Adviser and the resources available to it and determined the Adviser had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreements, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreements for the Chase Growth Fund and the Chase Mid-Cap Growth Fund would be in the best interests of each Fund and its shareholders.

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Chase Funds

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Adviser
Chase Investment Counsel Corporation
350 Old Ivy Way, Suite 100
Charlottesville, VA  22903

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered
Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Schiff Harden
666 Fifth Avenue, Suite 1700
New York, NY  10103

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date    6/6/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date    6/6/17

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    6/6/17

* Print the name and title of each signing officer under his or her signature